Vessels, net:	6 Months Ended
Jun. 30, 2015
Vessels Net [Abstract]
Vessels, net:
4. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2014	$944,984	$(105,101)	$839,883
—Depreciation	—	(12,003)	(12,003)
Balance June 30, 2015	$944,984	$(117,104)	$827,880

Effective October 1, 2014, the Partnership revised its' scrap rate estimate, used to calculate the value of scrap steel for the purpose of estimating the residual values of vessels, from an average fleet scrap rate of $0.717 per lightweight ton (or a vessel specific of 12% of the initial vessel cost) to $0.685 per lightweight ton per LNG carrier.  The effect of this change in the six month period ended June 30, 2015 was to increase depreciation expense by $75 and is further expected to increase the expected annual depreciation expense by $152.
As of June 30, 2015, apart from the Yenisei River, the remainder of the Partnership's fleet was first priority mortgaged as collateral to secure the $340.0 million Credit Suisse Revolving Credit Facility discussed in Note 5.